Fair Value Measurements - Financial Instruments (Q1) (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets:
Total debt securities	$ 110,633	$ 110,201	$ 149,783
Equity Securities	965	917	9,437
Short-term investments	28,055	25,929	23,013
Total marketable investments measured at fair value	139,653	137,047	182,233
Total assets measured at fair value	141,113	137,397	182,727
Liabilities:
Total Liabilities (non-recurring fair value measure)	34,252	33,730
U.S. Government
Assets:
Total debt securities	6,971	7,498	20,720
State and local government
Assets:
Total debt securities	22,198	20,816	30,429
Corporate debt
Assets:
Total debt securities	30,931	30,559	30,346
Asset-backed securities
Assets:
Total debt securities	20,105	20,496	28,438
Mortgage-backed securities
Assets:
Total debt securities	23,785	24,037	32,521
Commercial mortgage-backed securities
Assets:
Total debt securities	3,288	3,228	1,690
Collateralized mortgage obligations
Assets:
Total debt securities	3,355	3,567	5,639
Senior Unsecured Notes
Liabilities:
Debt	22,567	22,430	24,118
Subordinated notes
Liabilities:
Debt	11,685	11,300	11,704
Partnership interest
Assets:
Investments measured at NAV	1,460	350	494
Level 1
Assets:
Total debt securities	0	0	0
Equity Securities	208	160	9,154
Short-term investments	28,055	25,929	23,013
Total marketable investments measured at fair value	28,263	26,089	32,167
Liabilities:
Total Liabilities (non-recurring fair value measure)	0	0
Level 1 | U.S. Government
Assets:
Total debt securities	0	0	0
Level 1 | State and local government
Assets:
Total debt securities	0	0	0
Level 1 | Corporate debt
Assets:
Total debt securities	0	0	0
Level 1 | Asset-backed securities
Assets:
Total debt securities	0	0	0
Level 1 | Mortgage-backed securities
Assets:
Total debt securities	0	0	0
Level 1 | Commercial mortgage-backed securities
Assets:
Total debt securities	0	0	0
Level 1 | Collateralized mortgage obligations
Assets:
Total debt securities	0	0	0
Level 1 | Senior Unsecured Notes
Liabilities:
Debt	0	0	0
Level 1 | Subordinated notes
Liabilities:
Debt	0	0	0
Level 2
Assets:
Total debt securities	110,633	110,201	149,783
Equity Securities	757	757	283
Short-term investments	0	0
Total marketable investments measured at fair value	111,390	110,958	150,066
Liabilities:
Total Liabilities (non-recurring fair value measure)	22,567	22,430
Level 2 | U.S. Government
Assets:
Total debt securities	6,971	7,498	20,720
Level 2 | State and local government
Assets:
Total debt securities	22,198	20,816	30,429
Level 2 | Corporate debt
Assets:
Total debt securities	30,931	30,559	30,346
Level 2 | Asset-backed securities
Assets:
Total debt securities	20,105	20,496	28,438
Level 2 | Mortgage-backed securities
Assets:
Total debt securities	23,785	24,037	32,521
Level 2 | Commercial mortgage-backed securities
Assets:
Total debt securities	3,288	3,228	1,690
Level 2 | Collateralized mortgage obligations
Assets:
Total debt securities	3,355	3,567	5,639
Level 2 | Senior Unsecured Notes
Liabilities:
Debt	22,567	22,430	24,118
Level 2 | Subordinated notes
Liabilities:
Debt	0	0	0
Level 3
Assets:
Total debt securities	0	0	0
Equity Securities	0	0	0
Short-term investments	0	0	0
Total marketable investments measured at fair value	0	0	0
Liabilities:
Total Liabilities (non-recurring fair value measure)	11,685	11,300
Level 3 | U.S. Government
Assets:
Total debt securities	0	0	0
Level 3 | State and local government
Assets:
Total debt securities	0	0	0
Level 3 | Corporate debt
Assets:
Total debt securities	0	0	0
Level 3 | Asset-backed securities
Assets:
Total debt securities	0	0	0
Level 3 | Mortgage-backed securities
Assets:
Total debt securities	0	0	0
Level 3 | Commercial mortgage-backed securities
Assets:
Total debt securities	0	0	0
Level 3 | Collateralized mortgage obligations
Assets:
Total debt securities	0	0	0
Level 3 | Senior Unsecured Notes
Liabilities:
Debt	0	0	0
Level 3 | Subordinated notes
Liabilities:
Debt	$ 11,685	$ 11,300	$ 11,704